Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

August 31, 2011

Dates Covered
Collections Period	08/01/11 - 08/31/11
Interest Accrual Period	08/15/11 - 09/14/11
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/11	469,592,585.61	38,148
Yield Supplement Overcollateralization Amount at 07/31/11	21,990,855.73	0

Receivables Balance at 07/31/11	491,583,441.34	38,148
Principal Payments	22,321,880.71	1,240
Defaulted Receivables	437,666.36	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/11	20,542,893.87	0

Pool Balance at 08/31/11	448,281,000.40	36,881

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	3,331,941.94	337
Past Due 61-90 days	844,722.37	79
Past Due 91 + days	203,865.34	16

Total	4,380,529.65	432

Total 31+ Delinquent as % Ending Pool Balance	0.98%

Recoveries	409,438.47

Aggregate Net Losses – August 2011	28,227.89

Overcollateralization Target Amount	26,896,860.02
Actual Overcollateralization	26,896,860.02

Weighted Average APR	4.41%
Weighted Average APR, Yield Adjusted	7.52%
Weighted Average Remaining Term	39.47

Flow of Funds	$ Amount
Collections	24,569,876.04
Advances	(5,447.01)
Investment Earnings on Cash Accounts	1,738.19
Servicing Fee	(409,652.87)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	24,156,514.35

Distributions of Available Funds
(1) Class A Interest	600,925.34
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,032,890.09
(7) Distribution to Certificateholders	3,441,364.12
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,156,514.35

Servicing Fee	409,652.87
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 08/15/11	441,417,030.47
Principal Paid	20,032,890.09
Note Balance @ 09/15/11	421,384,140.38

Class A-1
Note Balance @ 08/15/11	0.00
Principal Paid	0.00
Note Balance @ 09/15/11	0.00
Note Factor @ 09/15/11	0.0000000%

Class A-2
Note Balance @ 08/15/11	0.00
Principal Paid	0.00
Note Balance @ 09/15/11	0.00
Note Factor @ 09/15/11	0.0000000%

Class A-3
Note Balance @ 08/15/11	211,415,030.47
Principal Paid	20,032,890.09
Note Balance @ 09/15/11	191,382,140.38
Note Factor @ 09/15/11	79.4116765%

Class A-4
Note Balance @ 08/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 09/15/11	198,106,000.00
Note Factor @ 09/15/11	100.0000000%

Class B
Note Balance @ 08/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 09/15/11	31,896,000.00
Note Factor @ 09/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	682,260.14
Total Principal Paid	20,032,890.09

Total Paid	20,715,150.23

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	236,080.12
Principal Paid	20,032,890.09

Total Paid to A-3a Holders	20,268,970.21

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7440116
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.8460702

Total Distribution Amount	22.5900818

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.9795856
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	83.1240253

Total A-3 Distribution Amount	84.1036109

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 07/31/11	44,567.18
Balance as of 08/31/11	39,120.17
Change	(5,447.01)

Reserve Account
Balance as of 08/15/11	2,345,271.93
Investment Earnings	161.41
Investment Earnings Paid	(161.41)
Deposit/(Withdrawal)	—
Balance as of 09/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93